Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 58.4%
Communication Services 6.1%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	100,700	2,824,635
BCE, Inc.	45,122	2,252,122
Deutsche Telekom AG (Registered)	67,236	1,397,563
Elisa Oyj	16,967	1,091,208
Koninklijke KPN NV	299,720	984,209
Lumen Technologies, Inc.	105,300	1,313,091
Nippon Telegraph & Telephone Corp.	56,300	1,438,777
Orange SA	75,332	838,293
Swisscom AG (Registered)	1,689	1,017,003
Telenor ASA	59,747	1,038,031
Telia Co. AB	338,554	1,486,118
Telstra Corp., Ltd.	401,332	1,117,693
TELUS Corp.	44,463	987,552
Verizon Communications, Inc.	36,533	2,037,811
		19,824,106
Entertainment 0.6%
Activision Blizzard, Inc.	6,700	560,254
Netflix, Inc.*	2,400	1,242,168
Nintendo Co., Ltd.	3,000	1,544,229
Sea Ltd. (ADR)*	5,200	1,436,032
		4,782,683
Interactive Media & Services 1.8%
Alphabet, Inc. "A"*	700	1,886,171
Alphabet, Inc. "C"*	600	1,622,652
Facebook, Inc. "A"*	7,400	2,636,620
Match Group, Inc.*	8,700	1,385,649
Pinterest, Inc. "A"*	12,700	748,030
Snap, Inc. "A"*	18,100	1,347,002
Tencent Holdings Ltd. (ADR) (a)	22,000	1,346,400
Twitter, Inc.*	20,800	1,450,800
Zillow Group, Inc. "A"*	5,000	535,650
Zillow Group, Inc. "C"*	5,700	605,682
		13,564,656
Media 0.4%
Comcast Corp. "A"	30,686	1,805,257
Interpublic Group of Companies, Inc.	31,802	1,124,519
		2,929,776
Wireless Telecommunication Services 0.7%
KDDI Corp.	37,400	1,138,184
SoftBank Corp.	148,000	1,931,396
Tele2 AB "B"	64,451	946,679
Vodafone Group PLC	1,109,837	1,785,104
		5,801,363

Consumer Discretionary 4.3%
Auto Components 0.2%
Denso Corp.	19,200	1,317,073
Automobiles 0.7%
Bayerische Motoren Werke AG	9,775	972,787
Tesla, Inc.*	4,600	3,161,120
Toyota Motor Corp.	16,300	1,461,123
		5,595,030
Hotels, Restaurants & Leisure 0.7%
Evolution AB 144A	7,487	1,307,821
McDonald's Corp.	3,600	873,756
Restaurant Brands International, Inc.	10,100	689,093
Starbucks Corp.	13,100	1,590,733
Yum! Brands, Inc.	6,200	814,618
		5,276,021
Household Durables 0.4%
Garmin Ltd.	6,307	991,460
Persimmon PLC	29,433	1,189,455
Sekisui House Ltd.	37,900	748,937
		2,929,852
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.*	2,817	9,373,821
Multiline Retail 0.4%
Target Corp.	7,007	1,829,177
Wesfarmers Ltd.	29,057	1,309,136
		3,138,313
Specialty Retail 0.7%
Best Buy Co., Inc.	8,300	932,505
Chow Tai Fook Jewellery Group, Ltd.	548,600	1,153,467
Home Depot, Inc.	6,450	2,116,826
Lowe's Companies, Inc.	6,300	1,213,947
		5,416,745
Consumer Staples 3.8%
Beverages 0.6%
Coca-Cola Co.	36,429	2,077,546
PepsiCo, Inc.	12,998	2,040,036
		4,117,582
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize NV	33,921	1,053,888
Tesco PLC	316,374	1,022,914
Walgreens Boots Alliance, Inc.	24,298	1,145,651
Walmart, Inc.	9,100	1,297,205
Wm Morrison Supermarkets PLC	287,155	1,068,108
Woolworths Group Ltd.	29,394	840,422
		6,428,188
Food Products 0.7%
General Mills, Inc.	15,703	924,278
Kellogg Co.	12,799	810,945
Kraft Heinz Co.	29,979	1,153,292

Nestle SA (Registered)	14,508	1,838,704
Wilmar International Ltd.	261,400	839,652
		5,566,871
Household Products 0.6%
Colgate-Palmolive Co.	7,400	588,300
Kimberly-Clark Corp.	6,222	844,450
Procter & Gamble Co.	14,679	2,087,794
Reckitt Benckiser Group PLC	11,322	868,830
		4,389,374
Personal Products 0.2%
Unilever PLC	30,915	1,780,236
Tobacco 0.9%
Altria Group, Inc.	52,600	2,526,904
Japan Tobacco, Inc.	91,300	1,785,835
Philip Morris International, Inc.	26,465	2,648,882
		6,961,621
Energy 1.9%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	36,600	1,207,776
Chevron Corp.	11,700	1,191,177
Enbridge, Inc.	47,800	1,884,261
ENEOS Holdings, Inc.	213,100	892,461
Eni SpA	74,115	881,808
Exxon Mobil Corp.	29,100	1,675,287
Kinder Morgan, Inc.	88,600	1,539,868
ONEOK, Inc.	20,200	1,049,794
Repsol SA	85,453	934,777
TC Energy Corp.	32,999	1,608,688
TotalEnergies SE	49,577	2,157,131
		15,023,028
Financials 9.2%
Banks 4.1%
Bank of Montreal	12,500	1,237,676
Bank of Nova Scotia	21,891	1,366,345
BOC Hong Kong Holdings Ltd.	415,500	1,338,354
Canadian Imperial Bank of Commerce	10,143	1,179,421
Citigroup, Inc.	22,400	1,514,688
Citizens Financial Group, Inc.	17,999	758,838
Commonwealth Bank of Australia	14,109	1,033,773
Credit Agricole SA	126,568	1,763,671
DBS Group Holdings Ltd.	47,000	1,054,165
Fifth Third Bancorp.	23,200	841,928
Hang Seng Bank Ltd.	61,800	1,183,836
HSBC Holdings PLC	172,018	945,786
Huntington Bancshares, Inc.	61,200	861,696
JPMorgan Chase & Co.	6,270	951,661
KeyCorp.	62,599	1,230,696
Mitsubishi UFJ Financial Group, Inc.	199,200	1,052,337
Mizuho Financial Group, Inc.	83,360	1,192,139
Oversea-Chinese Banking Corp., Ltd.	102,100	924,919
PNC Financial Services Group, Inc.	5,300	966,773
Regions Financial Corp.	60,100	1,156,925
Royal Bank of Canada	21,057	2,129,667

Sumitomo Mitsui Financial Group, Inc.	39,400	1,329,486
Toronto-Dominion Bank	30,480	2,026,544
Truist Financial Corp.	16,986	924,548
U.S. Bancorp.	24,300	1,349,622
United Overseas Bank Ltd.	56,100	1,087,407
		31,402,901
Capital Markets 1.8%
3i Group PLC	47,729	846,356
Apollo Global Management, Inc. (a)	18,100	1,065,366
BlackRock, Inc.	1,400	1,214,038
Blackstone Group, Inc.	21,700	2,501,359
Daiwa Securities Group, Inc.	169,200	887,114
Franklin Resources., Inc.	28,500	842,175
Hong Kong Exchanges & Clearing Ltd.	11,800	755,964
Magellan Financial Group Ltd.	23,012	828,661
Nomura Holdings, Inc.	180,700	903,181
Partners Group Holding AG	903	1,544,878
T. Rowe Price Group, Inc.	7,400	1,510,784
UBS Group AG (Registered)	59,474	978,779
		13,878,655
Diversified Financial Services 0.1%
ORIX Corp.	52,400	916,977
Insurance 3.2%
Allianz SE (Registered)	7,140	1,777,862
Assicurazioni Generali SpA	77,248	1,543,751
AXA SA	66,678	1,727,958
Dai-ichi Life Holdings, Inc.	48,000	883,437
Fidelity National Financial, Inc.	17,515	781,344
Hannover Rueck SE	5,720	963,657
Japan Post Holdings Co., Ltd.	119,000	1,010,045
Legal & General Group PLC	352,086	1,274,482
Manulife Financial Corp.	57,100	1,103,921
MS&AD Insurance Group Holdings, Inc.	22,400	690,159
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,911	785,644
NN Group NV	23,406	1,163,751
Phoenix Group Holdings PLC	96,873	914,586
Poste Italiane SpA 144A	89,908	1,191,344
Progressive Corp.	15,400	1,465,464
Prudential Financial, Inc.	13,700	1,373,836
Sampo Oyj "A"	28,298	1,363,395
Sompo Holdings, Inc.	17,000	703,451
Swiss Re AG	22,893	2,076,558
Zurich Insurance Group AG	4,799	1,938,136
		24,732,781
Health Care 6.1%
Biotechnology 1.2%
AbbVie, Inc.	23,401	2,721,536
Amgen, Inc.	7,621	1,840,776
Gilead Sciences, Inc.	27,285	1,863,293
Moderna, Inc.* (a)	5,200	1,838,720
Seagen, Inc.*	7,700	1,181,103
		9,445,428
Health Care Equipment & Supplies 0.5%
Abbott Laboratories	14,688	1,776,954

Coloplast AS "B"	3,518	644,972
Medtronic PLC	13,289	1,744,979
		4,166,905
Health Care Providers & Services 0.6%
Cardinal Health, Inc.	17,241	1,023,770
CVS Health Corp.	18,100	1,490,716
UnitedHealth Group, Inc.	4,581	1,888,380
		4,402,866
Health Care Technology 0.1%
M3, Inc.	10,700	697,029
Pharmaceuticals 3.7%
Astellas Pharma, Inc.	49,600	789,460
AstraZeneca PLC	13,598	1,559,777
Bayer AG (Registered)	25,487	1,519,542
Bristol-Myers Squibb Co.	27,948	1,896,831
Chugai Pharmaceutical Co., Ltd.	29,000	1,067,217
Eli Lilly & Co.	9,204	2,241,174
GlaxoSmithKline PLC	78,774	1,552,407
Johnson & Johnson	13,176	2,268,907
Merck & Co., Inc.	27,049	2,079,257
Novartis AG (Registered)	24,515	2,268,106
Novo Nordisk AS "B"	17,031	1,573,691
Pfizer, Inc.	64,681	2,768,993
Roche Holding AG	2,621	1,125,265
Roche Holding AG (Genusschein)	5,994	2,316,663
Sanofi	14,353	1,479,183
Takeda Pharmaceutical Co., Ltd.	51,200	1,714,967
		28,221,440
Industrials 4.1%
Aerospace & Defense 0.4%
BAE Systems PLC	141,747	1,133,385
Lockheed Martin Corp.	2,360	877,141
Raytheon Technologies Corp.	11,884	1,033,314
		3,043,840
Air Freight & Logistics 0.6%
Deutsche Post AG (Registered)	23,034	1,562,318
FedEx Corp.	4,100	1,147,795
United Parcel Service, Inc. "B"	9,490	1,816,006
		4,526,119
Building Products 0.2%
Xinyi Glass Holdings Ltd.	298,000	1,116,033
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	10	35
Construction & Engineering 0.1%
Bouygues SA	22,423	864,693
Electrical Equipment 0.5%
ABB Ltd. (Registered)	37,400	1,368,910
Eaton Corp. PLC	9,820	1,552,051
Emerson Electric Co.	10,181	1,027,161
		3,948,122

Industrial Conglomerates 0.7%
3M Co.	6,510	1,288,589
CK Hutchison Holdings Ltd.	140,000	1,023,949
Honeywell International, Inc.	5,001	1,169,184
Jardine Matheson Holdings Ltd.	14,000	831,028
Siemens AG (Registered)	7,905	1,235,233
		5,547,983
Machinery 0.5%
Caterpillar, Inc.	7,700	1,591,975
Cummins, Inc.	3,413	792,157
Kone Oyj "B"	7,333	607,226
Techtronic Industries Co., Ltd.	65,000	1,165,283
		4,156,641
Professional Services 0.2%
Adecco Group AG (Registered)	14,649	876,357
Thomson Reuters Corp.	8,100	858,304
		1,734,661
Road & Rail 0.2%
Union Pacific Corp.	5,547	1,213,462
Trading Companies & Distributors 0.7%
Fastenal Co.	11,900	651,763
ITOCHU Corp.	33,000	975,148
Mitsubishi Corp.	53,600	1,501,497
Mitsui & Co., Ltd.	55,300	1,266,894
Sumitomo Corp.	86,500	1,175,442
		5,570,744
Information Technology 15.0%
Communications Equipment 0.4%
Cisco Systems, Inc.	42,183	2,335,673
Telefonaktiebolaget LM Ericsson "B"	68,781	790,268
		3,125,941
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	28,341	1,186,354
Murata Manufacturing Co., Ltd.	16,800	1,391,261
TE Connectivity Ltd.	8,538	1,259,099
		3,836,714
IT Services 3.0%
Accenture PLC "A"	5,239	1,664,326
Adyen NV 144A*	368	1,001,296
Afterpay Ltd.*	11,094	794,093
Automatic Data Processing, Inc.	6,529	1,368,674
Broadridge Financial Solutions, Inc.	4,114	713,738
Fujitsu Ltd.	6,000	1,018,991
Infosys Ltd. (ADR)	66,400	1,468,768
International Business Machines Corp.	18,173	2,561,666
MasterCard, Inc. "A"	3,398	1,311,424
MongoDB, Inc.*	4,200	1,507,464
Paychex, Inc.	14,807	1,685,333
PayPal Holdings, Inc.*	5,748	1,583,746
Shopify, Inc. "A"*	1,600	2,402,052
Square, Inc. "A"*	9,449	2,336,360

Twilio, Inc. "A"*	3,200	1,195,488
Western Union Co.	23,382	542,696
		23,156,115
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*	19,300	2,049,467
Analog Devices, Inc.	6,748	1,129,750
Applied Materials, Inc.	8,900	1,245,377
Broadcom, Inc.	5,579	2,708,047
Enphase Energy, Inc.*	5,200	985,920
Intel Corp.	26,370	1,416,596
KLA Corp.	4,883	1,700,065
Lam Research Corp.	2,589	1,650,254
Lasertec Corp.	4,900	925,963
Marvell Technology, Inc.	29,800	1,803,198
Micron Technology, Inc.*	18,500	1,435,230
Monolithic Power Systems, Inc.	6,100	2,740,486
NVIDIA Corp.	10,800	2,105,892
QUALCOMM, Inc.	17,600	2,636,480
Skyworks Solutions, Inc.	4,200	774,942
Texas Instruments, Inc.	14,435	2,751,600
Tokyo Electron Ltd.	3,100	1,283,604
United Microelectronics Corp. (ADR) (a)	152,700	1,607,931
		30,950,802
Software 3.8%
Adobe, Inc.*	3,200	1,989,216
Crowdstrike Holdings, Inc. "A"*	3,900	989,079
DocuSign, Inc.*	3,600	1,072,944
Intuit, Inc.	3,128	1,657,746
Microsoft Corp.	48,273	13,753,461
Oracle Corp.	22,234	1,937,471
salesforce.com, Inc.*	6,200	1,499,966
SAP SE	6,013	862,014
ServiceNow, Inc.*	1,688	992,358
Trade Desk, Inc. "A"*	17,400	1,425,234
Zoom Video Communications, Inc. "A"*	4,500	1,701,450
Zscaler, Inc.*	6,200	1,462,642
		29,343,581
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	113,173	16,507,414
Hewlett Packard Enterprise Co.	66,960	970,920
HP, Inc.	48,743	1,407,210
Logitech International SA (Registered)	11,450	1,251,977
NetApp, Inc.	18,223	1,450,369
Samsung Electronics Co., Ltd. (GDR) REG S	780	1,338,870
Seagate Technology Holdings PLC	18,457	1,622,370
Seiko Epson Corp.	51,400	882,796
		25,431,926
Materials 3.2%
Chemicals 1.0%
Air Products & Chemicals, Inc.	2,877	837,293
BASF SE	23,773	1,871,057
Dow, Inc.	28,900	1,796,424
Linde PLC	2,396	736,507

LyondellBasell Industries NV "A"	12,500	1,241,625
Nutrien Ltd.	20,500	1,218,892
		7,701,798
Construction Materials 0.2%
Holcim Ltd.	22,665	1,329,655
Containers & Packaging 0.2%
Amcor PLC	87,841	1,015,442
International Paper Co.	18,323	1,058,337
		2,073,779
Metals & Mining 1.7%
Anglo American PLC	20,282	900,392
B2Gold Corp.	145,500	609,943
BHP Group Ltd.	54,453	2,130,609
BHP Group PLC	56,718	1,832,840
Rio Tinto Ltd.	20,874	2,049,109
Rio Tinto PLC	28,001	2,376,341
Sibanye Stillwater Ltd. (ADR) (a)	55,400	961,744
Vale SA (ADR)	105,500	2,217,610
		13,078,588
Paper & Forest Products 0.1%
UPM-Kymmene Oyj	22,239	908,649
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITs) 1.8%
Ascendas Real Estate Investment Trust	226,276	521,097
CapitaLand Integrated Commercial Trust	556,368	883,155
Crown Castle International Corp.	5,146	993,641
Iron Mountain, Inc. (a)	31,200	1,365,312
Link REIT	100,500	961,609
Medical Properties Trust, Inc.	72,500	1,524,675
Omega Healthcare Investors, Inc.	54,400	1,973,632
Prologis, Inc.	5,412	692,952
Public Storage	2,884	901,192
Realty Income Corp.	9,564	672,254
VEREIT Inc.	20,500	1,003,885
VICI Properties, Inc.	37,117	1,157,679
WP Carey, Inc.	10,597	855,072
		13,506,155
Real Estate Management & Development 0.4%
Henderson Land Development Co., Ltd.	296,000	1,324,097
New World Development Co., Ltd.	182,000	864,112
Sun Hung Kai Properties Ltd.	66,000	946,239
		3,134,448
Utilities 2.5%
Electric Utilities 1.7%
American Electric Power Co., Inc.	9,242	814,405
CLP Holdings Ltd.	120,500	1,244,260
Duke Energy Corp.	12,277	1,290,435
EDP - Energias de Portugal SA	207,460	1,078,678
Enel SpA	161,893	1,493,428
Fortum Oyj	50,604	1,395,726
Iberdrola SA	61,987	746,104
NextEra Energy, Inc.	11,388	887,125
PPL Corp.	42,675	1,210,690

Red Electrica Corp. SA	44,206	876,235
Southern Co.	20,463	1,306,972
SSE PLC	42,785	859,073
		13,203,131
Gas Utilities 0.3%
Naturgy Energy Group SA	36,269	936,523
Snam SpA	201,150	1,218,448
		2,154,971
Multi-Utilities 0.5%
Consolidated Edison, Inc.	9,512	701,700
Dominion Energy, Inc.	12,035	901,060
National Grid PLC	78,361	1,004,066
Public Service Enterprise Group, Inc.	13,972	869,478
Sempra Energy	5,655	738,826
		4,215,130
Total Common Stocks (Cost $342,334,840)		450,955,037

Preferred Stocks 3.9%
Communication Services 0.3%
AT&T, Inc., 5.35%	100,000	2,650,000
Consumer Discretionary 0.2%
Porsche Automobil Holding SE Preference	10,614	1,149,495
Financials 2.7%
AGNC Investment Corp., Series C, 7.0%	64,439	1,692,168
Capital One Financial Corp., Series G, 5.2%	100,000	2,552,000
Charles Schwab Corp., Series D, 5.95%	75,000	1,917,000
Fifth Third Bancorp., Series I, 6.625%	75,000	2,153,250
KeyCorp., Series E, 6.125%	75,000	2,238,000
Morgan Stanley, Series K, 5.85%	75,000	2,231,250
PNC Financial Services Group, Inc., Series P, 6.125%	75,000	1,961,250
Regions Financial Corp., Series B, 6.375%	80,000	2,320,000
The Goldman Sachs Group, Inc., Series J, 5.5%	73,000	1,974,650
Wells Fargo & Co., Series Y, 5.625%	75,000	1,971,000
		21,010,568
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,971,750
Prologis, Inc., Series Q, 8.54%	236	16,839
Simon Property Group, Inc., Series J, 8.375%	17,000	1,228,393
VEREIT, Inc., Series F, 6.7%	26,016	650,400
		3,867,382
Utilities 0.2%
Dominion Energy, Inc., Series A, 5.25%	60,000	1,516,800
Total Preferred Stocks (Cost $29,573,514)		30,194,245

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	32,444

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 23.5%
Communication Services 3.3%
Alibaba Group Holding Ltd., 3.4%, 12/6/2027	1,700,000	1,859,172
America Movil SAB de CV, 4.375%, 4/22/2049	1,700,000	2,131,018
AT&T, Inc.:
1.65%, 2/1/2028	290,000	290,282
2.25%, 2/1/2032	510,000	508,472
2.75%, 6/1/2031 (a)	300,000	315,771
3.65%, 6/1/2051	560,000	593,499
CCO Holdings LLC, 144A, 4.75%, 3/1/2030	590,000	625,372
Charter Communications Operating LLC:
3.5%, 6/1/2041	590,000	602,305
3.7%, 4/1/2051	750,000	758,525
4.4%, 12/1/2061	400,000	439,402
5.05%, 3/30/2029	450,000	537,042
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	890,000	845,500
144A, 4.125%, 12/1/2030	783,000	784,958
144A, 4.5%, 11/15/2031	810,000	816,075
DIRECTV Holdings LLC, 144A, 5.875%, 8/15/2027 (d)	140,000	144,746
Discovery Communications LLC, 4.0%, 9/15/2055	200,000	214,812
Grupo Televisa SAB, 5.25%, 5/24/2049 (a)	1,700,000	2,218,323
Match Group Holdings II LLC, 144A, 4.125%, 8/1/2030	1,125,000	1,177,031
Meituan, 144A, 2.125%, 10/28/2025	505,000	490,483
Netflix, Inc.:
4.375%, 11/15/2026 (a)	1,000,000	1,134,440
5.875%, 11/15/2028	812,000	1,008,910
Tencent Holdings Ltd.:
REG S, 2.39%, 6/3/2030	1,700,000	1,709,790
144A, 2.88%, 4/22/2031 (a)	200,000	209,981
144A, 3.84%, 4/22/2051	300,000	323,993
Tencent Music Entertainment Group, 2.0%, 9/3/2030	602,000	578,837
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	160,000	163,595
2.25%, 11/15/2031	655,000	656,520
2.625%, 4/15/2026	560,000	573,300
3.3%, 2/15/2051	700,000	713,699
3.375%, 4/15/2029	635,000	661,156
3.6%, 11/15/2060	145,000	153,504
4.375%, 4/15/2040	335,000	396,831
Verizon Communications, Inc.:
2.1%, 3/22/2028	275,000	282,741
2.55%, 3/21/2031	390,000	405,486
2.65%, 11/20/2040	225,000	220,282
3.7%, 3/22/2061	300,000	331,403
ViacomCBS, Inc., 4.2%, 5/19/2032 (a)	310,000	362,676
Vodafone Group PLC, 5.125%, 6/4/2081	460,000	472,213
		25,712,145
Consumer Discretionary 1.9%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	1,300,000	1,317,940
Carnival Corp.:
144A, 5.75%, 3/1/2027	475,000	482,719
144A, 7.625%, 3/1/2026	539,000	569,319

Dollar General Corp., 4.125%, 4/3/2050	110,000	132,411
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	1,082,000	1,083,298
3.37%, 11/17/2023	2,200,000	2,279,750
3.375%, 11/13/2025	750,000	782,995
3.625%, 6/17/2031	1,440,000	1,492,200
General Motors Co., 5.4%, 4/1/2048	350,000	445,503
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	500,000	500,330
2.7%, 6/10/2031	540,000	552,984
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	1,350,000	1,346,625
144A, 4.0%, 5/1/2031	720,000	736,938
Hilton Grand Vacations Borrower Escrow LLC, 144A, 4.875%, 7/1/2031	240,000	235,412
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	760,000	844,146
QVC, Inc., 4.75%, 2/15/2027	1,140,000	1,222,080
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	210,000	204,981
144A, 5.5%, 4/1/2028	295,000	300,812
		14,530,443
Consumer Staples 0.4%
Altria Group, Inc.:
3.7%, 2/4/2051	235,000	229,521
3.875%, 9/16/2046	90,000	91,149
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	270,000	327,004
4.439%, 10/6/2048	290,000	353,379
5.55%, 1/23/2049	699,000	981,838
BAT Capital Corp., 2.726%, 3/25/2031	335,000	337,467
JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/2032	470,000	473,201
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	185,000	211,449
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030	250,000	255,571
		3,260,579
Energy 2.6%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	500,000	515,512
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	1,142,771
Cheniere Energy Partners LP, 4.5%, 10/1/2029	1,100,000	1,186,625
Ecopetrol SA, 6.875%, 4/29/2030	1,700,000	2,052,580
Energy Transfer, L.P., 5.5%, 6/1/2027	1,000,000	1,187,201
Enterprise Products Operating LLC, 4.2%, 1/31/2050	905,000	1,064,885
Hess Corp., 5.8%, 4/1/2047	400,000	520,922
MPLX LP, 2.65%, 8/15/2030	210,000	215,592
Petroleos Mexicanos, 6.84%, 1/23/2030	3,700,000	3,859,840
Plains All American Pipeline LP, 3.8%, 9/15/2030	300,000	325,418
SA Global Sukuk Ltd., 144A, 2.694%, 6/17/2031	340,000	348,500
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	3,900,000	3,861,000
REG S, 3.5%, 4/16/2029	1,700,000	1,857,502
Sinopec Group Overseas Development Ltd., REG S, 2.7%, 5/13/2030	1,700,000	1,766,631
Suncor Energy, Inc., 3.75%, 3/4/2051	385,000	426,534
		20,331,513

Financials 7.5%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	750,000	787,308
4.625%, 10/15/2027	750,000	842,286
Air Lease Corp.:
3.0%, 2/1/2030	750,000	775,100
4.65%, Perpetual (e)	900,000	940,500
Aircastle Ltd., 144A, 5.25%, Perpetual (e)	690,000	696,900
Ally Financial, Inc., 4.7%, Perpetual (e)	3,250,000	3,399,500
American Express Co., 3.55%, Perpetual (d) (e)	2,750,000	2,763,750
Avolon Holdings Funding Ltd.:
144A, 2.75%, 2/21/2028	540,000	544,919
144A, 4.25%, 4/15/2026	240,000	262,372
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	600,000	580,500
Bank of America Corp.:
2.676%, 6/19/2041	330,000	325,719
4.3%, Perpetual (e)	612,000	631,094
Barclays PLC, 2.645%, 6/24/2031	600,000	612,823
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,236,000	2,255,006
Blackstone Holdings Finance Co. LLC, 144A, 2.0%, 1/30/2032 (d)	530,000	527,229
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	925,000	985,902
BNP Paribas SA, 144A, 4.625%, Perpetual (e)	1,040,000	1,081,392
BPCE SA, 144A, 4.875%, 4/1/2026	1,300,000	1,481,807
Capital One Financial Corp.:
2.359%, 7/29/2032	1,200,000	1,211,038
3.95%, Perpetual (e)	1,520,000	1,565,600
Citigroup, Inc.:
2.561%, 5/1/2032	310,000	320,582
2.572%, 6/3/2031	770,000	797,404
4.0%, Perpetual (e)	4,250,000	4,391,525
GE Capital Funding LLC, 4.4%, 5/15/2030	260,000	305,883
GE Capital International Funding Co., Unlimited Co.,, 4.418%, 11/15/2035	1,000,000	1,226,972
HSBC Holdings PLC:
2.804%, 5/24/2032	370,000	383,766
4.0%, Perpetual (e)	1,545,000	1,558,519
4.6%, Perpetual (e)	1,750,000	1,797,250
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032	1,825,000	1,878,078
144A, 4.95%, 6/1/2042	1,350,000	1,403,770
JPMorgan Chase & Co.:
2.956%, 5/13/2031	305,000	324,823
3.65%, Perpetual (e)	1,830,000	1,847,156
MDGH - GMTN BV, REG S, 3.7%, 11/7/2049	245,000	269,484
Morgan Stanley, 3.217%, 4/22/2042	100,000	107,543
Natwest Group PLC, 4.6%, Perpetual (e)	1,380,000	1,412,775
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	200,000	198,000
Nomura Holdings, Inc., 2.608%, 7/14/2031	520,000	527,994
OneMain Finance Corp., 3.5%, 1/15/2027	1,500,000	1,526,250
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	58,000	60,508
REC Ltd.:
144A, 4.75%, 5/19/2023	426,000	448,268
144A, 5.25%, 11/13/2023	570,000	614,625
Societe Generale SA:
144A, 4.75%, Perpetual (e)	735,000	758,887
144A, 5.375%, Perpetual (a) (e)	1,650,000	1,782,000

Square, Inc.:
144A, 2.75%, 6/1/2026	200,000	204,500
144A, 3.5%, 6/1/2031	380,000	394,854
Standard Chartered PLC, 144A, 4.75%, Perpetual (e)	1,040,000	1,066,000
The Charles Schwab Corp.:
Series H, 4.0%, Perpetual (e)	890,000	926,668
Series I, 4.0%, Perpetual (e)	1,555,000	1,623,031
The Goldman Sachs Group, Inc.:
2.383%, 7/21/2032	700,000	712,208
3.8%, Perpetual (e)	1,935,000	1,973,700
Truist Financial Corp., 4.8%, Perpetual (e)	2,000,000	2,127,380
UBS Group AG, 144A, 4.375%, Perpetual (e)	743,000	765,290
Wells Fargo & Co., 3.9%, Perpetual (e)	1,545,000	1,603,926
		57,610,364
Health Care 2.1%
AbbVie, Inc., 4.875%, 11/14/2048	450,000	595,234
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	520,000	536,557
Biogen, Inc., 3.15%, 5/1/2050	250,000	249,248
Centene Corp.:
2.45%, 7/15/2028	360,000	364,950
2.625%, 8/1/2031 (d)	790,000	795,925
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,750,000	1,795,937
Cigna Corp.:
2.375%, 3/15/2031	340,000	351,676
3.4%, 3/15/2051	400,000	431,477
CVS Health Corp.:
2.7%, 8/21/2040	160,000	159,421
4.25%, 4/1/2050	120,000	147,198
5.05%, 3/25/2048	1,000,000	1,332,339
DaVita, Inc., 144A, 4.625%, 6/1/2030	750,000	775,312
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031	345,000	342,955
HCA, Inc.:
4.125%, 6/15/2029	600,000	684,827
5.25%, 6/15/2026	1,000,000	1,165,044
Humana, Inc., 2.15%, 2/3/2032 (d)	350,000	351,536
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/2050	380,000	395,798
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	5,400,000	5,181,840
UnitedHealth Group, Inc., 3.25%, 5/15/2051	400,000	441,284
		16,098,558
Industrials 1.6%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	865,000	907,829
American Airlines, Inc., 144A, 5.5%, 4/20/2026	620,000	648,675
Boeing Co.:
2.196%, 2/4/2026	1,696,000	1,711,372
2.75%, 2/1/2026	820,000	857,541
4.875%, 5/1/2025	546,000	612,265
5.04%, 5/1/2027	350,000	404,564
Delta Air Lines, Inc.:
3.75%, 10/28/2029	865,000	857,923
144A, 4.5%, 10/20/2025	190,000	204,250
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	209,959
FedEx Corp., 2.4%, 5/15/2031	490,000	507,171
General Electric Co., 3.625%, 5/1/2030	195,000	220,292
GFL Environmental, Inc., 144A, 4.0%, 8/1/2028	900,000	889,412
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,100,000	1,197,625

Nielsen Finance LLC, 144A, 4.5%, 7/15/2029	360,000	362,698
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,400,000	2,565,000
		12,156,576
Information Technology 1.1%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	350,000	348,369
5.0%, 4/15/2030	410,000	489,482
Dell International LLC, 8.35%, 7/15/2046	350,000	572,932
MSCI, Inc., 144A, 3.625%, 9/1/2030	540,000	567,675
NXP BV, 144A, 2.5%, 5/11/2031	800,000	829,379
Open Text Corp., 144A, 3.875%, 2/15/2028	1,525,000	1,574,563
Oracle Corp.:
2.875%, 3/25/2031	320,000	338,581
3.6%, 4/1/2050	150,000	156,637
3.65%, 3/25/2041	360,000	390,564
Salesforce.com, Inc., 2.9%, 7/15/2051	800,000	820,479
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	947,000	940,515
Twilio, Inc., 3.625%, 3/15/2029	950,000	972,591
VMware, Inc., 1.4%, 8/15/2026 (d)	540,000	541,850
		8,543,617
Materials 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030 (a)	800,000	832,400
Berry Global, Inc., 144A, 1.65%, 1/15/2027	1,750,000	1,751,785
Corp. Nacional del Cobre de Chile, 144A, 3.15%, 1/15/2051	200,000	191,912
Glencore Funding LLC, 144A, 3.875%, 4/27/2051	400,000	434,631
LYB International Finance III LLC, 3.625%, 4/1/2051 (a)	160,000	176,940
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	1,511,000	1,688,845
Novelis Corp., 144A, 4.75%, 1/30/2030	1,450,000	1,543,974
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,110,000	1,128,037
		7,748,524
Real Estate 0.7%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030	310,000	310,195
(REIT), 2.95%, 1/15/2051	180,000	177,112
Boston Properties LP, (REIT), 2.55%, 4/1/2032	535,000	550,858
Crown Castle International Corp., (REIT), 2.9%, 4/1/2041	660,000	651,463
Equinix, Inc., (REIT), 2.15%, 7/15/2030	193,000	194,149
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031	1,170,000	1,200,397
SBA Communications Corp., 144A, (REIT), 3.125%, 2/1/2029	2,500,000	2,455,244
Welltower, Inc., (REIT), 2.75%, 1/15/2031	210,000	220,761
		5,760,179
Utilities 1.3%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030	622,000	643,590
CenterPoint Energy, Inc., 2.65%, 6/1/2031	240,000	249,800
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030	854,000	860,776
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	1,425,000	1,579,327
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026	1,035,000	1,089,338
144A, 4.25%, 7/15/2024	1,570,000	1,650,776
Pacific Gas and Electric Co.:
2.5%, 2/1/2031	130,000	122,557
3.3%, 8/1/2040	370,000	335,729
3.5%, 8/1/2050	150,000	134,098

Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,908,302
Southern California Edison Co., 2.95%, 2/1/2051		320,000	298,077
Southern Co., 3.75%, 9/15/2051		575,000	585,925
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029		385,000	394,625
			9,852,920
Total Corporate Bonds (Cost $175,343,261)			181,605,418

Asset-Backed 1.7%
Automobile Receivables 0.4%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023		700,000	709,578
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		2,184,361	2,185,921
			2,895,499
Credit Card Receivables 0.6%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024		4,670,000	4,715,047
Miscellaneous 0.7%
CF Hippolyta LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		3,120,541	3,169,241
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051		2,566,000	2,633,589
			5,802,830
Total Asset-Backed (Cost $13,240,616)			13,413,376

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		785	786
Government National Mortgage Association, 6.5%, 8/20/2034		26,660	32,325
Total Mortgage-Backed Securities Pass-Throughs (Cost $28,866)			33,111

Commercial Mortgage-Backed Securities 2.0%
Citigroup Commercial Mortgage Trust:
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036		2,516,145	2,666,013
“D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036		2,625,000	2,728,369
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.25% (f), 12/15/2035		4,300,000	4,369,829
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.8% (f), 1/25/2051		1,098,000	1,158,760
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038		1,962,212	1,195,008
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.393% (f), 12/15/2033		1,255,000	1,247,505
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.789% (f), 10/15/2049		1,660,049	1,660,049
Total Commercial Mortgage-Backed Securities (Cost $15,582,851)			15,025,533

Collateralized Mortgage Obligations 2.6%
Connecticut Avenue Securities Trust:
“1M2”, Series 2020-R01, 144A, 1-month USD-LIBOR + 2.05%, 2.139% (f), 1/25/2040		1,096,154	1,101,539
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.239% (f), 9/25/2031		286,116	287,662
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.389% (f), 8/25/2031		442,864	446,137

Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.089% (f), 3/25/2031	576,411	581,115
“1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.239% (f), 10/25/2030	724,873	735,629
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.339% (f), 7/25/2030	1,142,947	1,155,769
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.439% (f), 1/25/2031	1,855,620	1,877,440
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	208,285	40,468
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.939% (f), 2/25/2050	5,400,000	5,437,124
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.139% (f), 7/25/2049	1,366,332	1,380,320
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.539% (f), 3/25/2049	2,145,822	2,175,535
“M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.589% (f), 3/25/2030	1,000,000	1,021,485
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.739% (f), 1/25/2049	319,210	323,510
Government National Mortgage Association:
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	312,825	11,915
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	354,187	77,755
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	229,922	31,762
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.282% (f), 10/25/2046	1,623,649	1,635,836
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.189% (f), 9/25/2048	1,945,946	1,975,054
Total Collateralized Mortgage Obligations (Cost $19,985,033)		20,296,055

Government & Agency Obligations 1.6%
Sovereign Bonds
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030	471,000	472,177
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	956,205
Indonesia Government International Bond:
2.85%, 2/14/2030	3,700,000	3,860,564
3.85%, 10/15/2030 (a)	1,700,000	1,905,207
Mexico Government International Bond, 3.75%, 4/19/2071	312,000	287,742
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	883,000	908,342
Philippine Government International Bond, 2.457%, 5/5/2030	3,700,000	3,842,865
Total Government & Agency Obligations (Cost $12,601,365)		12,233,102

Loan Participations and Assignments 0.3%
Senior Loans (f)
Hilton Worldwide Finance LLC, Term Loan B2, 1-month-USD LIBOR + 1.75%, 1.839%, 6/22/2026	1,389,236	1,373,676
TransDigm, Inc., Term Loan F, 1-month USD-LIBOR + 2.25%, 2.342%, 12/9/2025	1,245,890	1,225,532
Total Loan Participations and Assignments (Cost $2,636,846)		2,599,208

Short-Term U.S. Treasury Obligations 0.8%
U.S. Treasury Bills:
0.053% (g), 5/19/2022 (h)	4,500,000	4,497,735
0.101% (g), 8/12/2021	1,100,000	1,099,989
0.125% (g), 8/12/2021 (i)	600,000	599,994
Total Short-Term U.S. Treasury Obligations (Cost $6,198,034)		6,197,718
	Shares	Value ($)

Exchange-Traded Funds 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF (a) (Cost $13,817,168)	259,040	22,202,318

Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k) (Cost $17,421,344)	17,421,344	17,421,344

Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.03% (j) (Cost $20,802,308)	20,802,308	20,802,308

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $669,656,255)	102.7	793,011,217
Other Assets and Liabilities, Net	(2.7)	(20,580,364)
Net Assets	100.0	772,430,853
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k)
30,951,654	—	13,530,310 (l)	—	—	40,154	—	17,421,344	17,421,344
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.03% (j)
14,672,645	220,864,246	214,734,583	—	—	4,986	—	20,802,308	20,802,308
45,624,299	220,864,246	228,264,893	—	—	45,140	—	38,223,652	38,223,652
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2021 amounted to $17,023,597, which is 2.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued security.
(e)	Perpetual, callable security with no stated maturity date.
(f)	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At July 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	At July 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At July 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/17/2021	67	3,287,770	3,249,090	(38,680)
MSCI Emerging Markets Index	USD	9/17/2021	519	35,565,775	33,156,315	(2,409,460)
Ultra Long U.S. Treasury Bond	USD	9/21/2021	153	28,733,176	30,528,281	1,795,105
Total net unrealized depreciation						(653,035)
At July 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 E-Mini Index	USD	9/17/2021	16	3,396,433	3,511,600	(115,167)
TOPIX Index	JPY	9/9/2021	43	7,676,629	7,466,843	209,786
Ultra 10 Year U.S. Treasury Note	USD	9/21/2021	120	17,425,288	18,030,000	(604,712)
Total net unrealized depreciation						(510,093)

At July 31, 2021, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	12,400,000	USD	(17,719)	958	(18,677)
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	7,200,000	USD	(21,961)	(150)	(21,811)
Fixed — 1.30% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2028	2,200,000	USD	(55,306)	493	(55,799)
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2031	1,900,000	USD	(80,791)	2,176	(82,967)
Total unrealized depreciation							(179,254)
β	3-month LIBOR rate as of July 31, 2021 is 0.118%.
At July 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,500,000	USD	3,018,049	8/5/2021	52,311	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,966,893	EUR	1,620,000	8/5/2021	(45,095)	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$29,148,097	$17,754,487	$—	$46,902,584
Consumer Discretionary	23,587,056	9,459,799	—	33,046,855
Consumer Staples	18,145,283	11,098,589	—	29,243,872
Energy	10,156,851	4,866,177	—	15,023,028
Financials	30,355,315	40,575,999	—	70,931,314
Health Care	28,625,389	18,308,279	—	46,933,668
Industrials	15,018,937	16,703,396	—	31,722,333
Information Technology	105,642,816	10,202,263	—	115,845,079
Materials	11,693,817	13,398,652	—	25,092,469
Real Estate	11,140,294	5,500,309	—	16,640,603
Utilities	8,720,691	10,852,541	—	19,573,232
Preferred Stocks (a)	29,044,750	1,149,495	—	30,194,245
Warrants	—	—	32,444	32,444
Corporate Bonds (a)	—	181,605,418	—	181,605,418
Asset-Backed (a)	—	13,413,376	—	13,413,376
Mortgage-Backed Securities Pass-Throughs	—	33,111	—	33,111
Commercial Mortgage-Backed Securities	—	15,025,533	—	15,025,533
Collateralized Mortgage Obligations	—	20,296,055	—	20,296,055
Government & Agency Obligations	—	12,233,102	—	12,233,102
Loan Participations and Assignments	—	2,599,208	—	2,599,208
Short-Term U.S. Treasury Obligations	—	6,197,718	—	6,197,718
Exchange-Traded Funds	22,202,318	—	—	22,202,318
Short-Term Investments (a)	38,223,652	—	—	38,223,652
Derivatives (b)
Futures Contracts	2,004,891	—	—	2,004,891
Forward Foreign Currency Contracts	—	52,311	—	52,311
Total	$383,710,157	$411,325,818	$32,444	$795,068,419
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,168,019)	$—	$—	$(3,168,019)
Interest Rate Swap Contracts	—	(179,254)	—	(179,254)
Forward Foreign Currency Contracts	—	(45,095)	—	(45,095)
Total	$(3,168,019)	$(224,349)	$—	$(3,392,368)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ (2,353,521)
Interest Rate Contracts	$ —	$ (179,254)	$ 1,190,393
Foreign Exchange Contracts	$ 7,216	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH3
R-080548-1 (1/23)